Schedule of Investments (unaudited)
August 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
General Electric Co.	4,773	$ 833,461
HEICO Corp.	7,331	1,880,842
HEICO Corp., Class A	26,681	5,338,601
Northrop Grumman Corp.	5,795	3,032,002
		11,084,906
Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc.	45,586	5,625,768
United Parcel Service, Inc., Class B	8,203	1,054,496
		6,680,264
Automobile Components — 0.3%
BorgWarner, Inc.	56,738	1,933,064
Lear Corp.	6,140	716,231
		2,649,295
Automobiles — 1.4%
Ford Motor Co.	7,708	86,253
General Motors Co.	67,859	3,378,021
Tesla, Inc.(a)	39,911	8,545,344
		12,009,618
Banks — 3.1%
Bank of America Corp.	206,211	8,403,098
Citigroup, Inc.	10,283	644,127
FNB Corp.	8,862	132,753
JPMorgan Chase & Co.	46,251	10,397,225
PNC Financial Services Group, Inc.	3,328	615,979
Wells Fargo & Co.	123,187	7,202,744
		27,395,926
Beverages — 0.8%
Coca-Cola Co.	15,960	1,156,621
Molson Coors Beverage Co., Class B	4,325	233,420
Monster Beverage Corp.(a)	25,565	1,204,879
PepsiCo, Inc.	27,051	4,676,577
		7,271,497
Biotechnology — 2.8%
AbbVie, Inc.	7,077	1,389,286
Amgen, Inc.	18,519	6,182,198
Blueprint Medicines Corp.(a)	6,876	656,933
Gilead Sciences, Inc.	138,159	10,914,561
Moderna, Inc.(a)	8,996	696,290
Natera, Inc.(a)(b)	12,712	1,503,321
Neurocrine Biosciences, Inc.(a)	15,555	1,976,418
Sarepta Therapeutics, Inc.(a)	629	85,406
United Therapeutics Corp.(a)	3,070	1,116,099
		24,520,512
Broadline Retail(a) — 4.2%
Amazon.com, Inc.	199,969	35,694,466
MercadoLibre, Inc.	565	1,164,838
		36,859,304
Building Products — 1.1%
Advanced Drainage Systems, Inc.	22,499	3,526,943
Carlisle Cos., Inc.	703	297,932
Owens Corning	4,019	678,126
Trane Technologies PLC	13,164	4,760,892
		9,263,893
Capital Markets — 2.5%
Cboe Global Markets, Inc.	4,801	986,125
Charles Schwab Corp.	3,047	198,360
Security	Shares	Value
Capital Markets (continued)
FactSet Research Systems, Inc.	1,639	$ 693,035
Franklin Resources, Inc.	54,947	1,112,127
Invesco Ltd.	229,671	3,925,077
MSCI, Inc., Class A	2,317	1,345,227
Nasdaq, Inc.	19,906	1,434,825
S&P Global, Inc.	23,843	12,237,181
		21,931,957
Chemicals — 0.9%
Ecolab, Inc.	17,319	4,384,824
Huntsman Corp.	172,900	3,812,445
		8,197,269
Commercial Services & Supplies — 0.6%
Cintas Corp.	7,061	5,684,952
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	6,294	2,224,174
Motorola Solutions, Inc.	8,908	3,937,692
		6,161,866
Construction & Engineering — 1.3%
AECOM	45,196	4,525,927
Comfort Systems USA, Inc.	1,482	523,917
EMCOR Group, Inc.	12,720	4,999,723
MasTec, Inc.(a)	8,735	988,191
		11,037,758
Consumer Finance — 1.1%
American Express Co.	27,350	7,074,078
OneMain Holdings, Inc.	44,349	2,191,284
		9,265,362
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	7,663	6,838,308
Kroger Co.	43,534	2,316,444
Target Corp.	32,751	5,031,209
Walmart, Inc.	116,108	8,967,021
		23,152,982
Containers & Packaging — 0.1%
Crown Holdings, Inc.	5,283	477,636
Diversified Consumer Services — 0.2%
H&R Block, Inc.	27,265	1,726,147
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	112,715	2,243,028
Verizon Communications, Inc.	46,420	1,939,428
		4,182,456
Electric Utilities — 1.1%
Exelon Corp.	249,908	9,518,996
Electrical Equipment — 0.9%
Acuity Brands, Inc.	14,670	3,736,449
Eaton Corp. PLC	12,743	3,911,209
Generac Holdings, Inc.(a)	1,616	252,952
		7,900,610
Electronic Equipment, Instruments & Components — 0.4%
Flex Ltd.(a)	32,016	1,040,200
TE Connectivity Ltd.	18,834	2,892,902
		3,933,102
Energy Equipment & Services — 0.1%
Schlumberger NV	28,501	1,253,759
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.6%
Netflix, Inc.(a)	6,979	$ 4,894,722
Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B(a)	10,101	4,807,268
Jack Henry & Associates, Inc.	2,821	488,118
Mastercard, Inc., Class A	33,417	16,151,773
Visa, Inc., Class A	20,939	5,786,911
		27,234,070
Food Products — 0.4%
General Mills, Inc.	43,136	3,118,301
Gas Utilities — 0.1%
New Jersey Resources Corp.	22,543	1,043,966
Ground Transportation — 0.8%
CSX Corp.	72,515	2,485,089
Ryder System, Inc.	1,466	212,922
Uber Technologies, Inc.(a)	64,314	4,703,283
		7,401,294
Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(a)	77,748	6,359,009
Edwards Lifesciences Corp.(a)(b)	13,567	949,148
Medtronic PLC	76,816	6,804,361
Stryker Corp.	16,598	5,982,251
		20,094,769
Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	47,588	5,364,119
Centene Corp.(a)	19,102	1,505,811
Cigna Group	8,970	3,245,436
Elevance Health, Inc.	15,783	8,789,395
HCA Healthcare, Inc.	6,934	2,743,021
McKesson Corp.	4,012	2,251,053
UnitedHealth Group, Inc.	1,787	1,054,687
		24,953,522
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	11,448	1,342,965
Booking Holdings, Inc.	1,771	6,923,246
Boyd Gaming Corp.	1	60
Chipotle Mexican Grill, Inc.(a)	38,212	2,142,929
DoorDash, Inc., Class A(a)	15,885	2,044,558
McDonald’s Corp.	5,536	1,598,022
MGM Resorts International(a)	19,255	723,796
Wingstop, Inc.	2,965	1,144,816
Yum! Brands, Inc.	2,604	351,332
		16,271,724
Household Durables — 1.3%
D.R. Horton, Inc.	9,001	1,699,029
Lennar Corp., Class A	7,479	1,361,627
NVR, Inc.(a)	45	412,760
PulteGroup, Inc.	6,436	847,299
Taylor Morrison Home Corp., Class A(a)	1,372	92,377
Toll Brothers, Inc.	29,687	4,277,006
Whirlpool Corp.	24,645	2,471,647
		11,161,745
Household Products — 2.0%
Clorox Co.	3,542	560,734
Colgate-Palmolive Co.	99,765	10,624,972
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	11,606	$ 1,678,924
Procter & Gamble Co.	29,777	5,107,947
		17,972,577
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	5,232	1,087,785
Industrial REITs — 1.2%
Lineage, Inc.(a)	19,989	1,677,077
Prologis, Inc.	66,683	8,523,421
		10,200,498
Insurance — 3.6%
Allstate Corp.	9,453	1,786,050
Marsh & McLennan Cos., Inc.	26,371	5,999,666
MetLife, Inc.	135,094	10,467,083
Progressive Corp.	23,025	5,806,905
Travelers Cos., Inc.	33,585	7,659,731
		31,719,435
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	125,569	20,515,463
Alphabet, Inc., Class C	82,689	13,652,781
Meta Platforms, Inc., Class A	31,952	16,656,897
Snap, Inc., Class A(a)	268,833	2,510,900
		53,336,041
IT Services — 0.1%
Kyndryl Holdings, Inc.(a)	42,727	1,012,203
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	7,075	1,011,159
IQVIA Holdings, Inc.(a)(b)	18,010	4,530,415
		5,541,574
Machinery — 0.6%
Caterpillar, Inc.	8,068	2,873,015
CNH Industrial NV	41,600	430,144
Parker-Hannifin Corp.	2,772	1,663,754
Xylem, Inc./New York	1,782	245,079
		5,211,992
Media — 1.5%
Comcast Corp., Class A	95,182	3,766,352
Fox Corp., Class A	181,883	7,524,499
Fox Corp., Class B	2,514	96,613
News Corp., Class A	51,403	1,456,247
		12,843,711
Metals & Mining — 0.6%
Nucor Corp.	34,111	5,181,802
Multi-Utilities — 0.3%
Consolidated Edison, Inc.	28,948	2,939,959
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	52,160	7,717,072
ConocoPhillips	27,757	3,158,469
Exxon Mobil Corp.	59,880	7,062,247
Ovintiv, Inc.	33,324	1,427,267
Phillips 66	17,912	2,513,233
		21,878,288
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,280	221,274

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines(a) — 0.3%
Alaska Air Group, Inc.	78,880	$ 2,848,357
United Airlines Holdings, Inc.	5,285	232,751
		3,081,108
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	119,269	5,957,487
Eli Lilly & Co.	17,564	16,861,791
Johnson & Johnson	16,062	2,664,043
Merck & Co., Inc.	70,809	8,387,326
Pfizer, Inc.	218,596	6,341,470
Zoetis, Inc., Class A	1,529	280,556
		40,492,673
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp., Class A	6,887	1,093,518
ExlService Holdings, Inc.(a)	33,159	1,211,630
Leidos Holdings, Inc.	1,670	264,712
Maximus, Inc.	51,803	4,779,345
Robert Half, Inc.	47,962	3,005,778
		10,354,983
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	10,047	1,156,812
Retail REITs — 0.5%
Brixmor Property Group, Inc.	100,675	2,757,489
Simon Property Group, Inc.	8,655	1,448,414
		4,205,903
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc.(a)	8,956	1,330,503
Applied Materials, Inc.	33,226	6,554,161
Broadcom, Inc.	50,242	8,180,402
Intel Corp.	76,850	1,693,774
Lam Research Corp.	10,023	8,228,983
Micron Technology, Inc.	37,798	3,637,680
Monolithic Power Systems, Inc.	873	815,976
NVIDIA Corp.	409,180	48,843,817
QUALCOMM, Inc.	62,441	10,945,907
Silicon Laboratories, Inc.(a)	5,465	646,892
		90,878,095
Software — 10.9%
Adobe, Inc.(a)	11,013	6,325,977
Atlassian Corp., Class A(a)	7,211	1,194,142
Crowdstrike Holdings, Inc., Class A(a)	10,598	2,938,613
Dropbox, Inc., Class A(a)(b)	4,183	105,161
Fortinet, Inc.(a)	57,535	4,413,510
HubSpot, Inc.(a)	6,351	3,169,593
Intuit, Inc.	4,611	2,906,129
Manhattan Associates, Inc.(a)	5,331	1,409,676
Microsoft Corp.	147,726	61,622,424
Nutanix, Inc., Class A(a)	16,636	1,051,229
Pegasystems, Inc.	13,206	936,041
ServiceNow, Inc.(a)	10,046	8,589,330
Workiva, Inc., Class A(a)	6,394	499,819
Zscaler, Inc.(a)(b)	1,410	281,972
		95,443,616
Security	Shares	Value
Specialty Retail — 0.9%
Bath & Body Works, Inc.	3,053	$ 93,910
Carvana Co., Class A(a)	3,500	527,170
Dick’s Sporting Goods, Inc.	1,814	429,846
Gap, Inc.	10,263	230,199
Home Depot, Inc.	16,688	6,149,528
Penske Automotive Group, Inc.	1,929	328,123
Ross Stores, Inc.	1,566	235,855
		7,994,631
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	278,858	63,858,483
Dell Technologies, Inc., Class C	6,496	750,548
HP, Inc.	52,420	1,896,555
NetApp, Inc.	20,576	2,483,935
		68,989,521
Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp.(a)	5,137	4,927,873
Lululemon Athletica, Inc.(a)	3,951	1,025,166
NIKE, Inc., Class B	17,280	1,439,769
Tapestry, Inc.	9,797	401,383
		7,794,191
Trading Companies & Distributors — 0.6%
WESCO International, Inc.	4,943	817,473
WW Grainger, Inc.	4,278	4,213,488
		5,030,961
Total Long-Term Investments — 99.4% (Cost: $632,636,457)		872,903,813
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	58,503	58,538
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(c)(d)	4,485,351	4,485,351
Total Short-Term Securities — 0.5% (Cost: $4,543,875)		4,543,889
Total Investments — 99.9% (Cost: $637,180,332)		877,447,702
Other Assets Less Liabilities — 0.1%		543,029
Net Assets — 100.0%		$ 877,990,731

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 58,429 (a)	$ —	$ 95	$ 14	$ 58,538	58,503	$ 310 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,926,379	558,972 (a)	—	—	—	4,485,351	4,485,351	56,850	—
				$ 95	$ 14	$ 4,543,889		$ 57,160	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	09/20/24	$ 5,378	$ 169,970
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 11,084,906	$ —	$ —	$ 11,084,906
Air Freight & Logistics	6,680,264	—	—	6,680,264
Automobile Components	2,649,295	—	—	2,649,295
Automobiles	12,009,618	—	—	12,009,618

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$ 27,395,926	$ —	$ —	$ 27,395,926
Beverages	7,271,497	—	—	7,271,497
Biotechnology	24,520,512	—	—	24,520,512
Broadline Retail	36,859,304	—	—	36,859,304
Building Products	9,263,893	—	—	9,263,893
Capital Markets	21,931,957	—	—	21,931,957
Chemicals	8,197,269	—	—	8,197,269
Commercial Services & Supplies	5,684,952	—	—	5,684,952
Communications Equipment	6,161,866	—	—	6,161,866
Construction & Engineering	11,037,758	—	—	11,037,758
Consumer Finance	9,265,362	—	—	9,265,362
Consumer Staples Distribution & Retail	23,152,982	—	—	23,152,982
Containers & Packaging	477,636	—	—	477,636
Diversified Consumer Services	1,726,147	—	—	1,726,147
Diversified Telecommunication Services	4,182,456	—	—	4,182,456
Electric Utilities	9,518,996	—	—	9,518,996
Electrical Equipment	7,900,610	—	—	7,900,610
Electronic Equipment, Instruments & Components	3,933,102	—	—	3,933,102
Energy Equipment & Services	1,253,759	—	—	1,253,759
Entertainment	4,894,722	—	—	4,894,722
Financial Services	27,234,070	—	—	27,234,070
Food Products	3,118,301	—	—	3,118,301
Gas Utilities	1,043,966	—	—	1,043,966
Ground Transportation	7,401,294	—	—	7,401,294
Health Care Equipment & Supplies	20,094,769	—	—	20,094,769
Health Care Providers & Services	24,953,522	—	—	24,953,522
Hotels, Restaurants & Leisure	16,271,724	—	—	16,271,724
Household Durables	11,161,745	—	—	11,161,745
Household Products	17,972,577	—	—	17,972,577
Industrial Conglomerates	1,087,785	—	—	1,087,785
Industrial REITs	10,200,498	—	—	10,200,498
Insurance	31,719,435	—	—	31,719,435
Interactive Media & Services	53,336,041	—	—	53,336,041
IT Services	1,012,203	—	—	1,012,203
Life Sciences Tools & Services	5,541,574	—	—	5,541,574
Machinery	5,211,992	—	—	5,211,992
Media	12,843,711	—	—	12,843,711
Metals & Mining	5,181,802	—	—	5,181,802
Multi-Utilities	2,939,959	—	—	2,939,959
Oil, Gas & Consumable Fuels	21,878,288	—	—	21,878,288
Paper & Forest Products	221,274	—	—	221,274
Passenger Airlines	3,081,108	—	—	3,081,108
Pharmaceuticals	40,492,673	—	—	40,492,673
Professional Services	10,354,983	—	—	10,354,983
Real Estate Management & Development	1,156,812	—	—	1,156,812
Retail REITs	4,205,903	—	—	4,205,903
Semiconductors & Semiconductor Equipment	90,878,095	—	—	90,878,095
Software	95,443,616	—	—	95,443,616
Specialty Retail	7,900,721	93,910	—	7,994,631
Technology Hardware, Storage & Peripherals	68,989,521	—	—	68,989,521
Textiles, Apparel & Luxury Goods	7,794,191	—	—	7,794,191
Trading Companies & Distributors	5,030,961	—	—	5,030,961
Short-Term Securities
Money Market Funds	4,543,889	—	—	4,543,889
	$877,353,792	$93,910	$—	$877,447,702
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 169,970	$ —	$ —	$ 169,970

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
BlackRock Sustainable Advantage Large Cap Core Fund

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s